Notes Payable and Lines of Credit - Additional Information (Detail) (USD $)	1 Months Ended		3 Months Ended	12 Months Ended							12 Months Ended							1 Months Ended				1 Months Ended								3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended			1 Months Ended							1 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended			1 Months Ended		12 Months Ended			1 Months Ended														1 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended			1 Months Ended		3 Months Ended	12 Months Ended			1 Months Ended		3 Months Ended			3 Months Ended		1 Months Ended	3 Months Ended			1 Months Ended				3 Months Ended	12 Months Ended
	Aug. 14, 2012	Feb. 29, 2012	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 27, 2012	Sep. 06, 2012	Sep. 30, 2011	Jan. 31, 2008	Jan. 22, 2007	Dec. 31, 2012 Scenario, Plan	Dec. 31, 2012 John Pappajohn	Mar. 31, 2013 John Pappajohn	Oct. 22, 2012 John Pappajohn	Mar. 31, 2013 NNJCA	Mar. 31, 2013 Dr. Pecora	Mar. 31, 2013 Wells Fargo Bank	Oct. 16, 2012 DAM Holdings, LLC	Mar. 31, 2012 DAM Holdings, LLC	Mar. 31, 2013 DAM Holdings, LLC	Mar. 31, 2013 Secured Note Payable	Apr. 10, 2013 Subsequent Event	Feb. 13, 2013 Convertible Debt Securities	Feb. 13, 2013 Convertible Debt Securities John Pappajohn	Feb. 13, 2013 Convertible Debt Securities NNJCA	Feb. 13, 2013 Convertible Debt Securities DAM Holdings, LLC	Oct. 23, 2012 December 2011 Financing Transaction	Oct. 15, 2012 December 2011 Financing Transaction	Dec. 22, 2011 December 2011 Financing Transaction	Mar. 31, 2013 December 2011 Financing Transaction	Dec. 31, 2012 December 2011 Financing Transaction	Mar. 31, 2013 December 2011 Financing Transaction Prime rate plus	Dec. 31, 2012 December 2011 Financing Transaction Prime rate plus	Mar. 31, 2013 December 2011 Financing Transaction Maturing April 1, 2014	Dec. 31, 2012 December 2011 Financing Transaction Maturing April 1, 2014	Mar. 31, 2013 December 2011 Financing Transaction Maturing August 13, 2013	Dec. 31, 2012 December 2011 Financing Transaction Maturing August 13, 2013	Dec. 31, 2012 December 2011 Financing Transaction Warrants issued as a consequence of not consummating IPO	Oct. 15, 2012 December 2011 Financing Transaction Prepay loan prior to February 12, 2013	Mar. 31, 2013 December 2011 Financing Transaction Prepay loan prior to February 12, 2013	Dec. 31, 2012 December 2011 Financing Transaction Prepay loan prior to February 12, 2013	Oct. 23, 2012 December 2011 Financing Transaction Scenario, Plan	Mar. 31, 2013 December 2011 Financing Transaction Scenario, Plan	Dec. 31, 2012 December 2011 Financing Transaction Scenario, Plan	Mar. 31, 2013 December 2011 Financing Transaction IPO	Mar. 31, 2013 December 2011 Financing Transaction Minimum Scenario, Plan	Dec. 31, 2012 December 2011 Financing Transaction Minimum Scenario, Plan	Oct. 23, 2012 December 2011 Financing Transaction John Pappajohn	Dec. 22, 2011 December 2011 Financing Transaction John Pappajohn	Dec. 31, 2012 December 2011 Financing Transaction John Pappajohn	Mar. 31, 2013 December 2011 Financing Transaction John Pappajohn	Feb. 13, 2012 December 2011 Financing Transaction John Pappajohn	Oct. 23, 2012 December 2011 Financing Transaction John Pappajohn Scenario, Plan	Mar. 31, 2013 December 2011 Financing Transaction NNJCA	Dec. 31, 2012 December 2011 Financing Transaction NNJCA	Feb. 13, 2012 December 2011 Financing Transaction NNJCA	Mar. 31, 2013 December 2011 Financing Transaction Dr. Pecora	Dec. 31, 2012 December 2011 Financing Transaction Dr. Pecora	Feb. 13, 2012 December 2011 Financing Transaction Dr. Pecora	Feb. 13, 2012 December 2011 Financing Transaction Mr. Pappajohn, Dr. Pecora and NNJCA	Dec. 31, 2012 December 2011 Financing Transaction Mr. Pappajohn, Dr. Pecora and NNJCA	Oct. 23, 2012 December 2011 Financing Transaction Spouse	Aug. 27, 2012 Convertible Debt Financing Transaction	Mar. 31, 2013 Convertible Debt Financing Transaction	Feb. 28, 2013 Convertible Debt Financing Transaction	Dec. 31, 2012 Convertible Debt Financing Transaction	Nov. 27, 2012 Convertible Debt Financing Transaction Restated credit agreement	Oct. 17, 2012 Convertible Debt Financing Transaction Restated credit agreement	Dec. 31, 2012 Convertible Debt Financing Transaction Restated credit agreement	Mar. 31, 2013 Convertible Debt Financing Transaction Prime rate plus	Aug. 27, 2012 Convertible Debt Financing Transaction Prime rate plus	Feb. 28, 2013 Convertible Debt Financing Transaction Scenario, Plan	Aug. 27, 2012 Convertible Debt Financing Transaction Scenario, Plan	Oct. 17, 2012 Convertible Debt Financing Transaction Scenario, Plan Restated credit agreement	Mar. 31, 2013 Convertible Debt Financing Transaction IPO	Mar. 31, 2013 Convertible Debt Financing Transaction John Pappajohn	Dec. 31, 2012 Convertible Debt Financing Transaction John Pappajohn	Aug. 27, 2012 Convertible Debt Financing Transaction John Pappajohn	Dec. 31, 2012 Convertible Debt Financing Transaction John Pappajohn Restated credit agreement	Oct. 17, 2012 Convertible Debt Financing Transaction John Pappajohn Restated credit agreement	Mar. 31, 2013 Convertible Debt Financing Transaction Mr. Oman	Dec. 31, 2012 Convertible Debt Financing Transaction Mr. Oman	Aug. 27, 2012 Convertible Debt Financing Transaction Mr. Oman	Dec. 31, 2012 Convertible Debt Financing Transaction Mr. Oman Restated credit agreement	Oct. 17, 2012 Convertible Debt Financing Transaction Mr. Oman Restated credit agreement	Feb. 22, 2013 Convertible Debt Financing Transaction Class G Warrants Restated credit agreement	Mar. 31, 2013 December 2012 Bridge Financing Transaction	Dec. 31, 2012 December 2012 Bridge Financing Transaction	Mar. 31, 2013 December 2012 Bridge Financing Transaction John Pappajohn	Dec. 31, 2012 December 2012 Bridge Financing Transaction John Pappajohn	Dec. 31, 2012 December 2012 Bridge Financing Transaction John Pappajohn Prime rate plus	Mar. 31, 2013 December 2012 Bridge Financing Transaction John Pappajohn Scenario, Plan	Dec. 31, 2012 December 2012 Bridge Financing Transaction John Pappajohn Scenario, Plan	Mar. 31, 2013 December 2012 Bridge Financing Transaction John Pappajohn IPO	Dec. 31, 2012 December 2012 Bridge Financing Transaction John Pappajohn IPO	Jun. 07, 2013 December 2012 Bridge Financing Transaction Warrant John Pappajohn	Mar. 07, 2013 December 2012 Bridge Financing Transaction Warrant John Pappajohn	Mar. 31, 2013 Wells Fargo Bank	Dec. 31, 2012 Wells Fargo Bank	Mar. 31, 2013 Wells Fargo Bank One Month London Interbank Offered Rate	Dec. 31, 2012 Wells Fargo Bank One Month London Interbank Offered Rate	Feb. 13, 2013 DAM Holdings, LLC	Mar. 23, 2011 DAM Holdings, LLC	Mar. 31, 2013 DAM Holdings, LLC	Mar. 19, 2013 DAM Holdings, LLC	Dec. 31, 2012 DAM Holdings, LLC	Mar. 31, 2013 DAM Holdings, LLC Expires April 1, 2013	Mar. 31, 2013 DAM Holdings, LLC Expires August 15, 2013	Mar. 23, 2011 DAM Holdings, LLC Scenario, Forecast	Mar. 31, 2013 DAM Holdings, LLC Scenario, Forecast	Mar. 31, 2013 DAM Holdings, LLC If certain maturity events do occur prior to April 1, 2013	Mar. 23, 2011 DAM Holdings, LLC If certain maturity events do occur prior to April 1, 2013	Oct. 17, 2012 DAM Holdings, LLC John Pappajohn	Oct. 17, 2012 DAM Holdings, LLC John Pappajohn Scenario, Plan	Mar. 31, 2013 Secured Note Payable	Dec. 31, 2012 Secured Note Payable	Mar. 31, 2013 Other Note Payable	Dec. 31, 2012 Other Note Payable	Dec. 31, 2011 Other Note Payable
Proforma Debt Instrument [Line Items]
Debt outstanding principal															$ 1,500,000						$ 83,515									$ 6,000,000	$ 6,000,000																			$ 2,000,000												$ 2,000,000		$ 3,000,000		$ 3,000,000			$ 3,000,000							$ 1,750,000	$ 1,750,000		$ 1,750,000		$ 1,250,000	$ 1,250,000		$ 1,250,000					$ 1,000,000	$ 1,000,000
Financing amount																																		2,000,000	2,000,000	4,000,000	4,000,000												3,000,000	4,000,000	4,000,000	1,000,000		1,500,000	1,500,000	1,500,000	500,000	500,000	500,000																			1,000,000		750,000			1,000,000		250,000
Debt instrument spread on variable rate																																6.25%	6.25%																																				6.25%	6.25%	6.25%																		6.25%	6.25%	6.25%									1.75%	1.75%
Interest rate at period end																														9.50%	9.50%																																9.50%	9.50%					9.50%																				9.50%	9.50%								1.95%	1.96%
Debt instrument maturity date																			Apr. 01, 2013															Apr. 01, 2014	Apr. 01, 2014	Aug. 15, 2013	Aug. 13, 2013																										Feb. 26, 2014	Feb. 26, 2014					Feb. 26, 2014																				Jun. 07, 2014	Jun. 07, 2014								Apr. 01, 2014	Apr. 01, 2014																		Apr. 01, 2014	Apr. 01, 2014	Apr. 01, 2014
Prepayment penalty																																								130,000	320,000
Loan repayment period																																											30 days	30 days
Gross proceeds from IPO											15,000,000											5,000,000																								15,000,000	15,000,000																																																														10,000,000	10
Debt instrument, interest rate																														12.00%	12.00%																																																																								10.00%	10.00%							18.00%	18.00%			18.00%	18.00%	8.50%	8.50%	8.50%
Conversion of outstanding debt to common stock			9,634,300																			9,634,300								4,500,000																																																									1,000,000															1.0
Conversion price of loan																						$ 10.00								$ 42.50															$ 10.00																		$ 42.50	$ 42.50				$ 42.50	$ 42.50						$ 10.00														$ 42.50	$ 42.50				$ 10	$ 10
Warrant issued				70,598		65,328	70,598	228,288	3,546	8,865		196,159	202,630	10,157					15,000								9,412		84,705																			20,669															28,235		7,059		7,059	114,510																		7,059			2,353	23,529						2,353	2,353
Issuances of securities at a price below exercise price prior					150,000																																					5,000,000		5,000,000									5,000,000																			5,000,000	5,000,000	0.05																			5,000,000																					5,000,000
Warrant exercise price																											42.50		42.50																			42.50															42.50		42.50			42.50																					42.50	42.50						42.50	42.50						0.1250										0.4250
Warrant issued, period																													5 years																																						10 years	10 years																		10 years			10 years	10 years						10 years	10 years
Issuances of securities at a price below exercise price prior																																																																																												5,000,000
Line of credit facility, maximum borrowing capacity																																																																																																		6,000,000	6,000,000				3,000,000
Line of credit outstanding																	6,000,000			2,000,000																																																																																				3,000,000	2,000,000	3,000,000	1,000,000	2,000,000
Debt instrument maturity date																																																																																																								2013-08-15
Debt instrument maturity date																																																																																																							Apr. 01, 2013				Apr. 01, 2013	Aug. 15, 2013
Accrued fee on debt instrument																						419,000																																																																																52,500
Notes Payable																																																																																																																			83,515	102,165	100,000	100,000	100,000
Accrued interest																																																																																																																					34,300	34,300
Discount on notes					161,000				3,191													3,500,000																																													1,642,490
Recognizable conversion feature in converted debt																						3,000,000
Warrant exercise price discount on IPO or merger price																													20.00%																																		20.00%
IPO or merger price																$ 25.00													$ 53.13
Warrant issued	4,706	28,235																																															42,352											42,352	28,235																										2,353																60,000										101.57
Number of days after IPO filing																															180 days																														181 days
Debt converted into common stock																							3,500,000	2,000,000	500,000	1,000,000																								2,000,000
Fair value of the warrants				144,000				6,415,000		12,854				298,000					306,000								267,000				2,052,000							421,000																												1,108,000	3,097,000																				47,000	839,000															1,019,000
Number of warrants agreed to be surrendered				193,176																								37,646
Increase in pre-payment penalties																																							130,000
Gain (loss) on warrant restructuring				(1,862,012)								(2,319,512)						129,500										328,000																				545,000																					1,506,512																																												268,000
Warrant amended																																																75,294																																																																	37,000
Debt instrument maturity date																											Apr. 01, 2014
Conversion price of loan into common stock																																																															20.00%
IPO or merger price				$ 10.00																		$ 10.00																																									$ 53.13
Warrants cancelled																																																																				28,235
Lock-up agreement period after consummation of IPO																																																																																								180 days
Warrant expiration date																																																																																																							2016-03
Interest payment at maturity date																		52,500
Accrued interest on notes payable																																																																																																																						$ 34,000	$ 36,000